Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
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Cash and cash equivalents

3.	Cash and cash equivalents
Cash and cash equivalents consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Cash balances	US$	0.9	Rs.	69.6	Rs.	292.1
Balances with banks (including deposits with original maturity of up to three months)		2,439.8		184,608.4		215,305.9

Total	US$	2,440.7	Rs.	184,678.0	Rs.	215,598.0